Leases Disclosure of Current and Non-Current Lease Liabilities (Details) - ZAR (R) R in Millions		12 Months Ended
	Oct. 01, 2020	Jun. 30, 2022	Jun. 30, 2021
Presentation of leases for lessee [abstract]
Lease liabilities		R 261	R 141
Acquisition of Mponeng operations and related assets	R 40	0
increase in lease liabilities		315	135
Lease modifications		(2)	35
Interest expense on lease liabilities		19	13
Cash outflow for leases		(177)	(80)
Termination of lease liability		0	(1)
Increase (Decrease) Through Net Exchange Differences - Lease Liabilities		26	(22)
Lease liabilities		442	261
Current lease liabilities		197	107
Non-current lease liabilities		R 245	R 154